Principal Variable Contracts Funds, Inc.
Supplement dated October 2, 2017
to the Statutory Prospectus dated May 1, 2017, as revised May 2, 2017
(as supplemented on June 16, 2017 and September 15, 2017)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR GOVERNMENT & HIGH QUALITY ACCOUNT
SUMMARY FOR INCOME ACCOUNT
SUMMARY FOR SHORT-TERM INCOME ACCOUNT
Under Management, delete Greg L. Tornga from the alphabetical list of portfolio managers.

SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
SUMMARY FOR SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
Under Management, add Greg L. Tornga to the alphabetical list of portfolio managers.

•	Greg L. Tornga (since 2017), Managing Director and Portfolio Manager

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